Significant Events in the Reporting Period	9 Months Ended
Sep. 30, 2026
Significant Events in the Reporting Period [Abstract]
Significant Events In the Reporting Period

Note 4—Significant Events in the Reporting Period

Global Settlement and License Agreement Related to YUVIWEL® (navepegritide)

On August 31, 2026, the Company announced that it had entered into a binding term sheet for a global settlement and license agreement with BioMarin Pharmaceutical Inc. (“BioMarin”) related to the sale of YUVIWEL® and navepegritide-related products. The binding term sheet provides the terms and conditions upon which the companies agreed to resolve all litigation and disputes between the companies. All litigation and disputes between the companies were subsequently settled in accordance with the binding term sheet.

Under the terms, BioMarin has agreed to grant the Company a non-exclusive, worldwide, royalty-bearing license, allowing the Company to continue researching, developing, manufacturing, and commercializing navepegritide-related products without restriction. Furthermore, BioMarin has agreed to waive certain regulatory rights and exclusivities, dismiss all proceedings, and provide a covenant not to sue relating to the covered intellectual property. In exchange, the Company has agreed to dismiss all proceedings against BioMarin and to make royalty payments to BioMarin based on net sales (as defined in the agreement) of navepegritide-related products equal to 20% in the United States and 18% in the European Union, South Korea and Brazil from the first commercial sale of YUVIWEL in the specific country through May 20, 2030.

For license arrangements where no fixed or upfront consideration is payable, the Company does not recognize an initial cost for the licensed intellectual property. Royalties that are contingent on future product sales are not recognized until the underlying sales occur, as the obligation to make such payments arises only when the related sales are generated. Royalties are recognized as cost of sales in the period in which the corresponding product sales are recognized, with a corresponding accrued liability recorded until payment is made.

Novo Nordisk Collaboration Agreement - Regain Rights to TransCon® Technology in Metabolic and Cardiovascular Diseases

In September, 2026, the Company announced that it will regain the exclusive rights to develop, manufacture, and commercialize TransCon technology-based products in metabolic and cardiovascular diseases, including obesity. This follows termination of the collaboration agreement between the Company and Novo Nordisk A/S (“Novo Nordisk”) announced in November 2024. Under the terms of the agreement, following termination all licenses granted to Novo Nordisk in metabolic and cardiovascular diseases, including for once-monthly TransCon Semaglutide, will revert to the Company, and neither party has any continuing financial obligations to the other. The effective termination is not expected to result in a material impact on the Company’s unaudited condensed consolidated interim financial statements.

Redemption of $575 Million of Outstanding 2.25% Convertible Notes

In May, 2026, the Company completed its previously announced optional redemption process in respect of all of the aggregate principal amount outstanding of its 2.25% convertible notes due 2028. Within the redemption period, all holders of the convertible notes surrendered their notes for conversion, whereupon the Company delivered 3,635,813 ordinary shares, together with cash in lieu of fractional shares.

The conversion resulted in the settlement of the current liabilities of convertible notes to equity, comprising borrowings and derivative liabilities totaling €719.4 million as of May 6, 2026. The conversion had no impact on profit or loss.

U.S. Regulatory Approval of YUVIWEL®

In February, 2026, the Company announced that the U.S. Food & Drug Administration (“FDA”) had granted approval under the FDA’s Accelerated Approval Program for YUVIWEL® (navepegritide; developed as TransCon® CNP), the first and only once-weekly treatment indicated to increase linear growth in children 2 years of age and older with achondroplasia with open epiphyses and the only one to provide continuous systemic exposure to C-type natriuretic peptide (“CNP”) over the weekly dosing interval.

Inventory

As a result of obtaining marketing approval for YUVIWEL, the Company reversed prior period write-downs related to pre-launch inventories through research and development expenses. For the nine months ended September 30, 2026, the reversal had a positive impact of €10.9 million on the Company’s unaudited condensed consolidated interim statement of profit or loss.

Rare Pediatric Disease Priority Review Voucher (“PRV”)

With the approval, the FDA issued a Rare Pediatric Disease PRV, which confers priority review to a subsequent drug application that would not otherwise qualify for priority review.

In May, 2026, the Company entered into an agreement to sell its Rare Pediatric Disease PRV to an undisclosed buyer for $187.5 million. The PRV was awarded by the FDA upon approval of YUVIWEL in February 2026. The transaction closed with payment in the second quarter of 2026. The income from sale of the PRV, net of transaction costs, was €158.1 million and is presented as other operating income in the statements of profit or loss and included within cash flows from operating activities in the statements of cash flows, since it arises from the Company’s R&D and regulatory activities.

Nasdaq Listing of Ordinary Shares

On April 20, 2026, the Company completed a mandatory exchange of all outstanding ADSs for ordinary shares, resulting in the Company’s ordinary shares being listed on the Nasdaq Global Select Market.

The direct listing and the exchange of ADSs for ordinary shares did not have any impact on the Company’s consolidated financial statements other than presentational changes reflecting the elimination of the ADS structure and corresponding updates to the related disclosures regarding share-based payment arrangements and convertible notes.

Share Repurchase Program

On January 9, 2026, the Company announced that the Board had authorized a $120 million share repurchase program (the “January Share Repurchase Program”). Under the January Share Repurchase Program, the Company repurchased 505,418 of its ordinary shares for a total consideration of $120.0 million.

On September 14, 2026, the Company announced that the Board had authorized a $400 million share repurchase program (the “September Share Repurchase Program”). Under the September Share Repurchase Program, the Company repurchased 288,886 of its ordinary shares for a total consideration of $65.8 million.

The repurchased shares are held by the Company as treasury shares and presented as a deduction within equity. The holding of treasury shares is disclosed in Note 10, “Treasury Shares.”

As of September 30, 2026, the Board is authorized by the shareholders to repurchase up to an additional 1,711,114 of the Company’s ordinary shares, in addition to the 288,886 ordinary shares already repurchased under the September Share Repurchase Program.

Deferred Tax Assets

The Company has recognized deferred tax assets relating to tax losses carried forward and other deductible temporary differences. Deferred tax assets are recognized only to the extent that management assesses it is probable that future taxable profits will be available against which these assets can be utilized. Refer to Note 3, “Significant Accounting Judgments and Estimates” for further details. The deferred tax assets related to future use of tax losses can be carried forward without timing limitations.

Income taxes are recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
(EUR’000)	2026	2025	2026	2025
Tax on profit/(loss) for the period
Current tax (expense)/income for the period	(15,509)	(2,843)	(29,725)	(5,423)
Current tax, adjustments to prior periods	2,755	(20)	3,965	(11)
Deferred tax, movement for the period	(14,585)	(754)	(51,395)	(3,092)
Deferred tax, recognition of previously unrecognized deferred tax assets	—	—	679,587	—
Deferred tax, adjustments to prior periods	(12,059)	—	12,563	—
Total tax on profit/(loss) for the period	(39,398)	(3,617)	614,995	(8,526)

The development in deferred tax assets/(liabilities) was as follows:

(EUR’000)	2026
Development in deferred tax assets/(liabilities)
January 1	(9,623)
Deferred income tax (expense)/income, through profit or loss	640,755
Deferred income tax (expense)/income, through equity	20,098
Foreign exchange translation	661
September 30	651,891
Classified in the statement of financial position
Deferred tax assets	651,891
Deferred tax liabilities	—
Total deferred tax assets/(liabilities) at September 30	651,891

Specification of deferred tax assets/(liabilities) as of September 30, 2026 compared to December 31, 2025 was as follows:

(EUR’000)	September 30, 2026	December 31, 2025
Deferred tax assets/(liabilities)
Tax deductible losses	431,908	430,011
Other temporary differences, assets	219,983	291,759
Deferred tax assets, not recognized	—	(721,631)
Other temporary differences, liabilities	—	(9,762)
Total deferred tax assets/(liabilities)	651,891	(9,623)